CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings
Balance (in shares) at Jan. 01, 2017		230,218,000
Balance at Jan. 01, 2017	$ 2,119,647	$ 152,313	$ 23,198	$ 40,611	$ 1,903,525
Changes in equity [abstract]
Share-based compensation	15,706		15,706
Shares issued under employee share purchase plan (in shares)		58,000
Shares issued under employee share purchase plan	1,671	$ 1,671
Shares issued pursuant to exercise of stock options (in shares)		269,000
Shares issued pursuant to exercise of stock options	3,390	$ 5,304	(1,914)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		364,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (4,520)	$ 7,709	(12,229)
Shares repurchased for cancellation (note 13(d)) (in shares)	(11,512,267)	(11,512,000)
Shares repurchased for cancellation (note 13(d))	$ (328,616)	$ (7,692)			(320,924)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(198,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(6,280)	$ (135)			(6,145)
Dividends declared	(84,822)		447		(85,269)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(11,019,000)
Transactions with shareholders of the Company recognized directly in equity	(403,471)	$ 6,857	2,010		(412,338)
Cash flow hedges (note 14(d))	(27,071)			(27,071)
Actuarial loss on employee benefit obligations (note 12(a))	(64)				(64)
Net earnings	362,334				362,334
Comprehensive income	$ 335,199			(27,071)	362,270
Balance (in shares) at Dec. 31, 2017	219,198,989	219,199,000
Balance at Dec. 31, 2017	$ 2,051,375	$ 159,170	25,208	13,540	1,853,457
Changes in equity [abstract]
Share-based compensation	19,351		19,351
Shares issued under employee share purchase plan (in shares)		57,000
Shares issued under employee share purchase plan	1,722	$ 1,722
Shares issued pursuant to exercise of stock options (in shares)		110,000
Shares issued pursuant to exercise of stock options	1,683	$ 2,412	(729)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		226,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (6,142)	$ 5,952	(12,094)
Shares repurchased for cancellation (note 13(d)) (in shares)	(12,634,693)	(12,635,000)
Shares repurchased for cancellation (note 13(d))	$ (367,529)	$ (9,231)			(358,298)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(225,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(7,229)	$ (167)			(7,062)
Dividends declared	(94,566)		754		(95,320)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(12,467,000)
Transactions with shareholders of the Company recognized directly in equity	(452,710)	$ 688	7,282		(460,680)
Cash flow hedges (note 14(d))	(10,158)			(10,158)
Actuarial loss on employee benefit obligations (note 12(a))	(1,694)				(1,694)
Net earnings	350,774				350,774
Comprehensive income	$ 338,922			(10,158)	349,080
Balance (in shares) at Dec. 30, 2018	206,732,436	206,732,000
Balance at Dec. 30, 2018	$ 1,936,072	$ 159,858	$ 32,490	$ 3,382	$ 1,740,342